Note 4. Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$67.8	$114.7
Goods and work-in-process	101.1	98.8
Finished goods	57.5	34.9
Total inventories	$226.4	$248.4